Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Capital restricted for distribution	¥ 773,065,000		$ 111,024,702	¥ 773,065,000
Statutory reserve restricted for distribution	¥ 158,735,000		$ 22,796,927	¥ 157,811,000
Bottom of range [member]
Statutory reserve percentage	10.00%	10.00%
Top of range [member]
Aggregate amount allocated to the reserves limit percentage of registered capital	50.00%	50.00%
Capital reserve [member]
Additional capital contributions, cash injection	¥ 159,800,000
Additional capital contributions, option fair value at grant date	386,300,000
Capital contribution by equity owners	10,900,000
Recognition of share-based payment expenses	¥ 3,829,000	$ 600,000